Taxation (Hong Kong Tax) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax and Tax Rate [Line Items]
Statutory income tax rate	25.00%	25.00%	35.00%
Inland Revenue, Hong Kong [Member]
Income Tax and Tax Rate [Line Items]
Statutory income tax rate	16.50%	16.50%	16.50%